SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2013 point	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shipping and handling costs
Shipping and handling costs incurred	$ 3,297,002	$ 10,011,395	$ 15,190,748
Discount coupons, membership points and accruals for customer reward program
Number of points earned by customers for each Renminbi spent, under customer loyalty program	10
Accruals for Customer Reward Program
Accrued liability for customer loyalty program	428,527	0	67,755
Expense classification
Purchasing, receiving and warehousing costs	9,090,655	12,654,208	10,189,464
Advertising expenses
Advertising expenses incurred	330,122	8,679,060	28,951,702
Foreign currency translation
Cash and cash equivalents denominated in RMB	15,736,421	13,291,063	40,097,545	86,011,952
Value added taxes
Value added tax rate applicable to PRC subsidiaries (as a percent)	17.00%
Denominated in RMB
Foreign currency translation
Cash and cash equivalents denominated in RMB	$ 14,641,790	$ 11,461,853